As filed with the Securities and Exchange Commission on or about May 20, 2011
Registration No. 333-15881
Investment Company Act File No. 811-07917

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

_____________

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 48	☒
Registration Statement Under The Investment Company Act Of 1940	☒
Amendment No. 49	☒

WILSHIRE VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, Suite 700
Santa Monica, California  90401
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code:  (310) 451-3051

(Name and Address of Agent for Service) Jamie Ohl c/o Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, California 90401	Copy to: Cathy G. O’Kelly Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b);
☐	on _______ pursuant to paragraph (b);
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on _______ pursuant to paragraph (a)(1);
☐	75 days after filing pursuant to paragraph (a)(2);
☐	on _______ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 48 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 48 filed April 29, 2011 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 48 to the Registration Statement under 485(b) of the Securities Act and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, and the State of California, on the 20th day of May, 2011.

WILSHIRE VARIABLE INSURANCE TRUST

By:	/s/ Jamie Ohl
Jamie Ohl, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 48 to the registration statement has been signed below on May 20, 2011 by the following persons in the capacities indicated.

	Signature	Title	Date

	Lawrence E. Davanzo*	Trustee	May 20, 2011
Lawrence E. Davanzo

	Margaret M. Cannella*	Trustee	May 20, 2011
Margaret M. Cannella

	Roger Formisano*	Trustee	May 20, 2011
Roger Formisano

	Edward Gubman*	Trustee	May 20, 2011
Edward Gubman

	Richard A. Holt*	Trustee	May 20, 2011
Richard A. Holt

	Suanne K. Luhn*	Trustee	May 20, 2011
Suanne K. Luhn

	Harriet A. Russell*	Trustee	May 20, 2011
Harriet A. Russell

	George J. Zock*	Trustee	May 20, 2011
George J. Zock

	/s/ Michael Wauters	Treasurer	May 20, 2011
Michael Wauters

	/s/ Jamie Ohl	President	May 20, 2011
Jamie Ohl

*By:	/s/ Lawrence E. Davanzo		May 20, 2011
Lawrence E. Davanzo
As Attorney-in-Fact and Agent pursuant to the powers of attorney previously filed or filed herewith.

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase